RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

	Assets		Liabilities		Sales (purchases), net
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Transactions with majority shareholders
Suzano Holding S.A. (1)	4	24	(630,387)	(363,520)	66	9	91
Controller (1)			(336,205)	(193,883)
Management and related persons (1)			(55,627)	(31,748)
Alden Fundo de Investimento em Ações (1)			(52,764)	(30,428)
	4	24	(1,074,983)	(619,579)	66	9	91

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation – Note 11.2)	61	61			538	(906)	(47)
Bexma Participações Ltda					7	9	38
Bizma Investimentos Ltda.						7	10
Civelec Participações Ltda	3,860	4,575				4,825
Fundação Arymax					5	3	4
Ibema Companhia Brasileira de Papel (2)	83,343	45,659	(1,413)	(1,023)	211,482	168,621	218,226
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	21	2			(5,173)	(5,549)	(4,603)
IPLF Holding S.A.	1				10	5	38
Mabex Representações e Participações Ltda.			(23)		(915)	(817)
Nemonorte Imóveis e Participações Ltda					(177)	(178)	(194)
	87,489	50,297	(1,436)	(1,023)	206,640	166,020	213,472
	87,493	50,321	(1,076,419)	(620,602)	206,706	166,029	213,563

Assets
Trade accounts receivable (Note 7)	83,545	45,650
Other assets	3,948	4,671
Liabilities
Trade accounts payable (Note 18)			(1,457)	(1,023)
Dividends and interest on own capital payable (3)			(1,074,962)	(619,579)
	87,493	50,321	(1,076,419)	(620,602)
(1)Refers to dividends and interest on own capital payable.
(2)Refers mainly to the sale of pulp.
(3)The amount of R$1,074,962 refers to interest on own capital payable to the controlling shareholders and the amount of R$1,125,955 refers to other non-controlling shareholders, totaling R$2,200,917 (Note 1.2.8).

Schedule of management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the year, are set out below:

	12/31/2024	12/31/2023	12/31/2022
Short-term benefits
Salary or compensation	48,469	49,165	50,228
Direct and indirect benefits	1,896	2,286	1,099
Bonus	14,881	10,829	7,031
	65,246	62,280	58,358
Long-term benefits
Share-based compensation plan	99,051	42,130	36,390
	99,051	42,130	36,390
	164,297	104,410	94,748